Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

18. SHARE BASED COMPENSATION

Share option plan (the “2016 Plan”)

On April 6, 2016, the shareholders and Board of Directors of the Company approved the 2016 Plan. Under the 2016 Plan, the maximum aggregate number of shares that may be issued shall not exceed 130,666,669. The terms of the options shall not exceed ten years from the date of grant. All share options to be granted under the 2016 Plan have a contractual term of six years and generally vest over 2 to 4 years in the grantee’s option agreement. The purpose of the 2016 Plan is to attract and retain exceptionally talented and qualified individuals, and to motivate them to exercise their best efforts on behalf of the Company through valuable incentives and awards.

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2023	49,270,000	0.06	0.06	1.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Vested and expected to vest on December 31, 2024	49,270,000	0.06	0.06	1.1	—
Exercisable on December 31, 2024	49,270,000	0.06	0.06	1.1	—
Outstanding, December 31, 2022	49,270,000	0.06	0.06	2.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2023	49,270,000	0.06	0.06	1.9	—
Vested and expected to vest on December 31, 2023	49,270,000	0.06	0.06	1.9	—
Exercisable on December 31, 2023	49,270,000	0.06	0.06	1.9	—
Outstanding, December 31, 2021	49,270,000	0.06	0.06	3.9	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2022	49,270,000	0.06	0.06	2.9	—
Vested and expected to vest on December 31, 2022	49,270,000	0.06	0.06	2.9	—
Exercisable on December 31, 2022	49,270,000	0.06	0.06	2.9	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

As of December 31, 2024, there was RMB4 (US$1) of unrecognized share-based compensation expense, related to unvested awards. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future. All share options granted under the 2016 Plan have been vested in 2025.